Marketing expenses	12 Months Ended
Dec. 31, 2024
Profit or loss [abstract]
Marketing expenses
9. Marketing expenses
Marketing expenses in 2024, 2023 and 2022 amounted to €121,384 thousand, €114,802 thousand and €85,147 thousand, respectively, consisting mainly of costs for advertising and marketing activities, including personnel costs and costs for advertising, communications, media and events, such as fashion shows, store windows and displays. Marketing expenses also include depreciation, amortization and impairment of assets used in advertising and marketing activities.